Note 8 - Deferred Charges, Net (Tables)	6 Months Ended
Jun. 30, 2021
Notes Tables
Schedule of Deferred Charges [Table Text Block]
Balance, January 1, 2021	$27,682
Additions	12,456
Amortization	(4,847)
Write-off and other movements (Note 7)	(530)
Balance, June 30, 2021	$34,761